Contingent Payments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of contingent liabilities in business combination [abstract]
Summary of Contingent Payment

	2024	2023
Contingent Payments, Beginning of Year	164	419
Liabilities Settled or Payable	(194)	(314)
Re-measurement	30	59
Contingent Payments, End of Year	—	164